Share Capital - Additional Information (Detail) (USD $)	1 Months Ended				1 Months Ended		6 Months Ended	1 Months Ended			6 Months Ended
	Feb. 29, 2012	Jan. 31, 2012	Jun. 30, 2012	Jan. 19, 2012	Feb. 29, 2012 Class A Common Shares [Member]	Jan. 31, 2012 Class A Common Shares [Member]	Jun. 30, 2012 Class A Common Shares [Member]	May 25, 2011 Series C Preferred Shares [Member]	Jan. 28, 2011 Series C Preferred Shares [Member]	Jun. 30, 2012 Series C Preferred Shares [Member]	Jun. 30, 2012 Series C Preferred Shares [Member] Prior To January 30, 2016 [Member]	Jun. 30, 2012 Series C Preferred Shares [Member] After January 30, 2016 [Member]
Class of Stock [Line Items]
Re-purchase of common stock	11,300,000				22,100		(19,432)
Re-purchase of common stock price		$ 15
Cost of repurchase of common shares			$ 417,000	$ 170,609,000			$ 329,000
Fees and expenses relating to the tender offer		1,110,000
Class A common shares Issued						4,220,728
Class A common shares Issued Value						66,899,000
Repurchase plan of Class A common shares					50,000,000
Preferred shares issued								4,000,000	10,000,000	14,000,000
Gross proceeds of issuance of preferred shares								$ 108,600,000	$ 250,000,000
Redemption price per share									$ 25.00
Percentage of dividend rate payable									9.50%
Aggregate maximum dividend rate payable per annum											25.00%	30.00%
Increase in dividend rate payable quarterly									1.25
Preferred shares value per share								$ 27.15